UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: May 31, 2007
Estimated average burden hours per response: 21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7739
Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)
50 Division Street, Somerville, NJ	08876
(Address of principal executive offices)	(Zip code)
David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(877) 435-8105
Date of fiscal year end:	10/31/2006
Date of reporting period:	1/31/2006

Item 1. Schedule of Investments.

The Schedule of Investments for the period ending January 31, 2006 is filed herewith.

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

January 31, 2006 (unaudited)

Percentage of
Industry	Net Assets
Advertising Agencies	2.5%
Automotive	1.8
Banks	18.4
Beverages, Food & Tobacco	4.4
Commercial Banks	2.1
Construction Materials	1.6
Cosmetics & Personal Care	1.6
Discount Stores	1.8
Diversified Electronics	2.6
Diversified Food	3.4
Electric Utilities	1.5
Electrical Equipment	1.4
Electronic Equipment & Instruments	8.4
Food & Drug Retailing	3.0
General Diversified	4.8
Health Care Equipment & Supplies	1.0
Heavy Machinery	4.3
Industrial Chemicals & Gases Manufacturers	2.7
Insurance	1.6
Integrated International Oil Producers	2.4
Machinery	1.0
Medical Supplies	1.9
Oil & Gas	10.4
Other Financial Services	1.8
Parts & Components	2.0
Pharmaceuticals	7.8
Real Estate	2.9
Software	2.0
Textiles & Apparel	1.1
Transportation	1.2
Wholesalers	0.9
Total Investments	104.3
Other Assets Less Liabilities	(4.3)
Net Assets	100.0%

1

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2006 (unaudited)

	Shares	Value (1)
Long Term Investments — 97.7%
Common Stocks — 97.7%
Austria — 3.2%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	110,700	$6,175,539
Oest Elektrizitatswirts, Class A (Electric Utilities)	11,400	5,098,190
		11,273,729
Bermuda — 2.5%
Bunge Ltd. (Beverages, Food & Tobacco)	147,700	8,708,392
Canada — 4.8%
EnCana Corp. (Oil & Gas)	167,032	8,328,215
Imperial Oil Ltd. (Integrated International Oil Producers)	78,780	8,261,659
		16,589,874
France — 11.7%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	46,375	9,545,336
Dassault Systemes SA (Software)	115,900	6,954,103
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	74,200	6,697,826
Sanofi-Aventis (Pharmaceuticals)	104,600	9,586,539
Schneider Electric SA (Heavy Machinery)	75,610	7,898,383
		40,682,187
Germany — 4.0%
Fresenius AG (Pharmaceuticals)	23,650	3,564,176
Metro AG (Food & Drug Retailing)	206,470	10,493,925
		14,058,101
Hong Kong — 6.2%
China Merchants Holdings International Co., Ltd. (Transportation)	1,568,000	4,075,810
Hutchison Whampoa Ltd. (General Diversified)	599,000	6,124,450
Johnson Electric Holdings Ltd. (Electrical Equipment)	4,834,000	4,729,154
Li & Fung Ltd. (Wholesalers)	1,674,000	3,109,959
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	1,185,500	3,676,879
		21,716,252
India — 2.4%
HDFC Bank Ltd. (Banks)	235,300	4,089,779
ICICI Bank Ltd. (Banks)	300,000	4,157,520
		8,247,299
Ireland — 1.7%
CRH plc (Construction Materials)	185,452	5,763,754

1

Japan — 18.7%
Fanuc Ltd. (Machinery)	39,000	$3,428,528
Hirose Electronics Co., Ltd. (Electronic Equipment & Instruments)	41,500	6,290,350
Hoya Corp. (Electronic Equipment & Instruments)	90,200	3,609,043
JSR Corp. (Automotive)	214,200	6,362,990
Kao Corp. (Cosmetics & Personal Care)	192,900	5,555,743
Keyence Corp. (Electronic Equipment & Instruments)	34,150	9,352,370
Mitsubishi Corp. (General Diversified)	451,600	10,531,999
Sumitomo Realty & Development Co., Ltd. (Real Estate)	444,000	10,034,294
Yokogawa Electric Corp. (Electronic Equipment & Instruments) (†)	530,900	10,055,263
		65,220,580
Mexico — 1.8%
Wal-Mart de Mexico SA de CV — ADR (Discount Stores)	105,690	6,150,312
Netherlands — 1.0%
Qiagen NV (Health Care Equipment & Supplies) (*)(†)	309,300	3,664,069
Poland — 1.0%
Bank Pekao SA — GDR (Banks)	61,800	3,441,279
Russia — 2.8%
OAO Gazprom — Sponsored ADR, Reg S (Oil & Gas) (†)	113,200	9,697,585
Singapore — 1.0%
DBS Group Holdings Ltd. (Commercial Banks)	347,083	3,520,718
South Africa — 2.7%
Sasol Ltd. (Oil & Gas)	234,800	9,590,551
South Korea — 2.6%
Samsung Electronics Co., Ltd. — GDR, Reg S (Diversified Electronics)	23,400	8,967,183
Spain — 3.6%
Banco Santander Central Hispano SA (Banks)	598,600	8,615,263
Bankinter SA (Commercial Banks)	68,800	3,981,138
		12,596,401
Sweden — 3.8%
Atlas Copco AB, Class A (Heavy Machinery)	302,800	7,120,501
Skandinaviska Enskilda Banken AB, Class A (Banks)	273,000	6,094,854
		13,215,355
Switzerland — 10.1%
Actelion Ltd. (Pharmaceuticals) (*)	40,400	3,623,627
Nestle SA — ADR (Diversified Food)	97,920	7,165,717
Roche Holding AG — Genusschein (Pharmaceuticals)	65,330	10,326,860
Swiss Re — Registered (Insurance)	76,600	5,697,078
UBS AG — Registered (Banks)	78,910	8,583,349
		35,396,631
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	3,514,794	7,049,676

2

United Kingdom — 10.1%
BG Group plc (Oil & Gas)	778,800	$8,802,406
Smith & Nephew plc (Medical Supplies)	674,500	6,703,353
Standard Chartered plc (Other Financial Services)	248,440	6,167,940
Unilever plc (Diversified Food)	442,200	4,657,578
WPP Group plc (Advertising Agencies)	791,830	8,793,361
		35,124,638
Total Common Stocks (Cost $209,982,468)		340,674,566
Total Long Term Investments (Cost $209,982,468)		340,674,566

	Face Amount
Short Term Investments — 2.3%
Federal Home Loan Bank, 4.365%, due 02/22/06 (††)	$3,952,810	3,952,810
Federal Home Loan Mortgage Corporation, 4.426%, due 02/28/06 (††)	3,952,810	3,952,810
Total Short Term Investments (Cost $7,905,620)		7,905,620
Repurchase Agreements — 4.3%
Morgan Stanley & Co. Repurchase Agreement, 4.49%, due 02/01/06 (††)	7,164,728	7,164,728
Investors Bank & Trust Repurchase Agreement, 3.02%, due 02/01/06 in the amount of $7,917,127, issued 01/31/06 (collateralized by $8,378,605 par of FHLMC #1G0506, 4.80%, due 05/01/35 with a market value of $8,312,287)	7,916,463	7,916,463
Total Repurchase Agreements (Cost $15,081,191)		15,081,191
Total Investments — 104.3% (Cost $232,969,279)		$363,661,377
Other Assets Less Liabilities — (4.3)%		(14,914,079)
Net Assets — 100.0%		$348,747,298

Summary of Abbreviations

ADR	—	American Depository Receipt
GDR	—	Global Depositary Receipt
SBA	—	Small Business Administration
(1)		See Note 2 to Financial Statements
(*)		Non-income producing security
(†)

All or a portion of this security was out on loan at January 31, 2005; the value of the securities loaned amounted to $14,329,194. The value of collateral amounted to $15,070,348 which consisted of cash equivalents.

(††)		Represents investments of security lending collateral.

See Notes to Financial Statements

3

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

January 31, 2006 (unaudited)

Industry	Percentage of Net Assets
Automotive	2.9%
Banks	5.2
Beverages, Food & Tobacco	1.9
Chemicals	1.2
Commercial Banks	1.8
Commercial Services & Supplies	0.8
Communications	1.9
Computers & Information	1.4
Cosmetics & Personal Care	2.7
Cosmetics & Toiletries	2.2
Discount Stores	1.7
Diversified Electronics	1.6
Diversified Food	1.7
Diversified Metal Producers	3.4
Electrical Equipment	3.5
Electronic Equipment & Instruments	3.7
Exploration, Drilling Service & Equipment	3.5
Financial Services	1.2
General Diversified	1.7
Health Care Equipment & Supplies	1.5
Heavy Machinery	3.4
Industrial Chemicals & Gases Manufacturers	2.2
Insurance	3.1
Insurance Companies	3.9
Integrated International Oil Producers	1.2
Media	1.3
Medical Supplies	2.8
Miscellaneous Printing & Publishing	1.3
Oil & Gas	7.9
Other Financial Services	2.4
Parts & Components	1.4
Pharmaceuticals	6.6
Real Estate	3.9
Retailers	1.3
Semiconductor Equipment & Products	1.3
Software	1.6
Telecommunications	1.8
Telephone Systems	3.1
Transportation	2.3
Wholesalers	1.8
Total Investments	100.1
Other Assets Less Liabilities	(0.1)
Net Assets	100.0%

1

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2006 (unaudited)

	Shares	Value (1)
Long Term Investments — 100.1%
Common Stocks — 97.2%
Australia — 3.4%
Rio Tinto Ltd. (Diversified Metal Producers)	17,200	$984,274
Austria — 0.9%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	4,900	273,353
Canada — 3.4%
EnCana Corp. (Oil & Gas)	19,900	992,214
Egypt — 1.4%
Orascom Telecom Holding SAE — GDR (Telephone Systems)	6,000	397,211
France — 11.2%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	1,732	356,496
Dassault Systemes SA (Software)	7,500	450,007
L’Oreal SA (Cosmetics & Personal Care)	6,920	561,945
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,314	299,146
Sanofi-Aventis — ADR (Pharmaceuticals)	12,200	561,200
Schlumberger Ltd. (Exploration, Drilling Service & Equipment)	7,900	1,006,855
		3,235,649
Germany — 1.0%
Synthes Inc. (Medical Supplies)	2,400	287,298
Hong Kong — 4.1%
China Merchants Holdings International Co., Ltd. (Transportation)	258,000	670,637
Li & Fung Ltd. (Wholesalers)	278,000	516,469
		1,187,106
Israel — 1.5%
Teva Pharmaceutical Industries Ltd. — ADR (Pharmaceuticals)	9,900	422,037
Japan — 13.4%
Hirose Electronics Co., Ltd. (Electronic Equipment & Instruments)	2,400	363,779
JSR Corp. (Automotive)	28,800	855,528
Keyence Corp. (Electronic Equipment & Instruments)	2,600	712,040
Mitsubishi Corp. (General Diversified)	21,100	492,084
Nomura Holdings Inc. (Financial Services)	17,600	342,721
Sumitomo Realty & Development Co., Ltd. (Real Estate)	50,000	1,129,988
		3,896,140

1

Mexico — 3.4%
America Movil SA de CV, Series L — ADR (Telephone Systems)	14,700	$495,831
Wal-Mart de Mexico SA de CV — ADR (Discount Stores)	8,400	488,813
		984,644
Netherlands — 1.5%
Qiagen NV (Health Care Equipment & Supplies) (*)	37,600	445,422
South Africa — 1.8%
Sasol Ltd. (Oil & Gas)	12,440	508,119
South Korea — 2.9%
Kookmin Bank — ADR (Banks) (*)	4,700	374,778
Samsung Electronics Co., Ltd. — GDR, REGS (Diversified Electronics)	1,190	456,023
		830,801
Spain — 1.1%
Bankinter SA (Commercial Banks)	5,400	312,473
Switzerland — 5.2%
Nestle SA — ADR (Diversified Food)	6,820	499,083
Novartis AG — Registered (Pharmaceuticals)	5,920	326,489
Roche Holding AG — Genusschein (Pharmaceuticals)	2,100	331,952
Swiss Re — Registered (Insurance)	4,700	349,560
		1,507,084
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	208,762	418,717
United Kingdom — 3.7%
Pearson plc (Miscellaneous Printing & Publishing)	28,800	373,114
Standard Chartered plc (Other Financial Services)	27,700	687,699
		1,060,813
United States — 35.9%
3M Co. (Computers & Information)	5,530	402,307
Abbott Laboratories (Pharmaceuticals)	6,100	263,215
Air Products & Chemicals Inc. (Industrial Chemicals & Gases Manufacturers)	4,500	277,605
American International Group (Insurance Companies)	13,300	870,618
Analog Devices (Semiconductor Equipment & Products)	9,800	389,746
Automatic Data Processing Inc. (Commercial Services & Supplies)	5,400	237,276
Berkshire Hathaway Inc., Class A (Insurance Companies) (*)	3	268,470
Caterpillar Inc. (Heavy Machinery)	14,700	998,130
CBS Corp., Class B (Media)	5,375	140,449
Cisco Systems Inc. (Telecommunications) (*)	28,700	532,959
Colgate-Palmolive Co. (Cosmetics & Toiletries)	11,400	625,746
Emerson Electric Co. (Electrical Equipment)	8,950	693,177
Estee Lauder Companies Inc., Class A (Cosmetics & Personal Care)	6,100	222,467

2

Exxon Mobil Corp. (Integrated International Oil Producers)	5,400	$338,850
General Electric Co. (Electrical Equipment)	9,400	307,850
Kinder Morgan Inc. (Oil & Gas)	8,300	798,875
Medco Health Solutions Inc. (Insurance) (*)	10,139	548,520
Medtronic Inc. (Medical Supplies)	9,300	525,171
Praxair Inc. (Chemicals)	6,600	347,688
Qualcomm Inc. (Communications)	11,600	556,336
The Coca-Cola Company (Beverages, Food & Tobacco)	5,980	247,452
TJX Companies Inc. (Retailers)	14,400	367,632
Viacom Inc., Class B (Media)	5,375	222,955
Wells Fargo & Co. (Commercial Banks)	3,500	218,260
		10,401,754
Total Common Stocks (Cost $18,264,218)		28,145,109
Total Long Term Investments (Cost $19,118,803)		28,145,109

	Face Amount
Repurchase Agreement — 2.9%
Investors Bank & Trust Repurchase Agreement, 3.02%, due 02/02/06 in the amount of $854,657; issued 01/31/06 (collateralized by $895,120 par of FHLMC Ser.2807, Class FR, 5.02%, due 12/15/31 with an aggregate market value of $897,314) (Cost $854,585)	$854,585	854,585
Total Investments — 100.1% (Cost $19,118,803)		$28,999,694
Other Assets Less Liabilities — (0.1)%		(31,193)
Net Assets — 100.0%		$28,968,501

Summary of Abbreviations

ADR	—	American Depository Receipt
GDR	—	Global Depositary Receipt
(1)		See Note 2 to Financial Statements
(*)		Non-income producing security

See Notes to Financial Statements

3

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

January 31, 2006 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	1.1%
Airlines	0.9
Automotive	5.4
Banks	17.6
Beverages, Food & Tobacco	2.5
Brewers	1.7
Building Materials	2.8
Chemicals	0.9
Commercial Banks	1.6
Computer Software & Processing	1.5
Computers & Information	1.6
Discount Stores	1.5
Diversified Electronics	5.2
Electric Utilities	1.0
Electrical Equipment	4.1
Entertainment & Leisure	1.1
Financial Services	1.0
Heavy Machinery	1.2
Home Construction, Furnishings & Appliances	4.8
Industrial Conglomerates	1.3
Insurance	1.8
Metals & Mining	2.2
National & Regional Food Chains	1.4
Oil & Gas	13.6
Parts & Components	3.7
Pharmaceuticals	1.3
Real Estate	1.1
Retailers	2.3
Telecommunications	1.0
Telephone Systems	10.1
Transportation	5.0
Total Investments	102.3
Other Assets Less Liabilities	(2.3)
Net Assets	100.0%

1

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2006 (unaudited)

	Shares	Value (1)
Long Term Investments — 98.4%
Common Stocks — 91.0%
Brazil — 3.9%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (National & Regional Food Chains)	11,400	$428,982
Embraer Aircraft Corp. — ADR (Aerospace & Defense) (†)	8,500	345,525
Petroleo Brasileiro SA — ADR (Oil & Gas)	4,399	415,705
		1,190,212
Cayman Islands — 1.2%
ASM Pacific Technology Ltd. (Heavy Machinery)	63,500	361,065
Chile — 2.1%
Banco Santander — ADR (Banks)	7,456	371,682
Lan Airlines SA — Sponsored ADR (Airlines)	7,600	287,280
		658,962
Colombia — 1.0%
BanColombia SA — Sponsored ADR (Banks)	9,900	322,443
Egypt — 3.1%
Egyptian Mobile Phone Network (Telephone Systems)	9,550	332,814
Orascom Telecom Holding SAE — GDR (Telephone Systems)	9,479	627,527
		960,341
Hong Kong — 4.8%
China Merchants Holdings International Co., Ltd. (Transportation)	168,000	436,694
China Mobile HK Ltd. — ADR (Telephone Systems)	15,349	377,585
Datang International Power Generation Co., Ltd. (Electric Utilities)	382,000	295,622
Johnson Electric Holdings Ltd. (Electrical Equipment)	374,000	365,888
		1,475,789
Hungary — 1.3%
Gedeon Richter Rt. (Pharmaceuticals)	1,869	391,234
India — 11.9%
Bajaj Auto Ltd. (Automotive)	9,600	468,754
Bharat Heavy Electricals (Electrical Equipment)	14,280	581,442
Bharti Tele-Ventures Ltd. (Telephone Systems) (*)	58,820	473,703
Gujarat Ambuja Cements Ltd. (Building Materials)	222,650	446,298
HDFC Bank Ltd. — ADR (Banks)	5,813	345,525
ICICI Bank Ltd. (Banks)	27,990	387,897
Reliance Industries Ltd. — GDR (Oil & Gas)	10,854	108,214

1

Reliance Industries Ltd. — Sponsored GDR (Oil & Gas)	10,854	$363,650
Satyam Computer Services Ltd. (Computer Software & Processing)	28,190	476,761
		3,652,244
Indonesia — 1.9%
Perusahaan Gas Negara PT (Oil & Gas)	322,000	285,554
PT Telekomunikasi Indonesia — Sponsored ADR (Telecommunications)	11,200	310,016
		595,570
Israel — 0.9%
Israel Chemicals Ltd. (Chemicals)	68,200	271,153
Malaysia — 2.7%
Malaysia International Shipping Corp. Berhad (Transportation)	113,400	295,121
Public Bank Berhad (Banks)	109,400	195,443
Resorts World Berhad (Entertainment & Leisure)	104,700	349,587
		840,151
Mexico — 7.6%
America Movil SA de CV, Series L — ADR (Telephone Systems)	16,700	563,291
Consorcio ARA SA de CV Series (Real Estate)	72,400	347,800
Controladora Comercial Mexicana SA de CV (Retailers)	180,600	318,314
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	131,700	314,127
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances) (*)	46,500	342,753
Wal-Mart de Mexico SA de CV — ADR (Discount Stores)	7,726	449,591
		2,335,876
Philippines — 1.1%
Philippine Long Distance Telephone Co. — Sponsored ADR (Telephone Systems)	9,715	347,700
Poland — 1.9%
Bank Pekao SA (Banks)	5,310	296,121
Polski Koncern Naftowy Orlen SA (Oil & Gas)	14,410	292,658
		588,779
Russia — 7.1%
Lukoil — Sponsored ADR (Oil & Gas)	9,098	697,817
OAO Gazprom — Sponsored ADR, Reg S (Oil & Gas) (†)	10,232	876,552
Sberbank of Russia (Banks)	412	613,880
		2,188,249
South Africa — 13.5%
Bidvest Group Ltd. (Industrial Conglomerates)	23,627	392,858
Impala Platinum Holdings Ltd. (Metals & Mining)	3,883	672,894
JD Group Ltd. (Home Construction, Furnishings & Appliances)	18,069	256,270
MTN Group Ltd. (Telephone Systems)	37,404	389,061
Pretoria Portland Cement Co., Ltd. (Building Materials)	7,485	412,803
SABMiller plc (Brewers)	26,400	538,610

2

Sasol Ltd. (Oil & Gas)	14,110	$576,332
Standard Bank Group Ltd. (Banks)	29,770	402,487
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances) (*)	145,897	506,684
		4,147,999
South Korea — 13.9%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)	17,300	425,432
Hankook Tire Co., Ltd. (Automotive)	21,540	284,120
Hyundai Mobis (Automotive)	4,810	415,425
Hyundai Motor Co., Ltd. (Automotive)	5,330	481,296
Kookmin Bank — ADR (Banks)	6,312	503,319
Samsung Electronics Co., Ltd. — GDR, Reg S (Diversified Electronics)	3,160	1,210,953
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	4,200	552,576
Shinsegae Co., Ltd. (Retailers)	740	389,988
		4,263,109
Taiwan — 6.3%
Acer Inc. (Computers & Information)	124,000	284,346
Advantech Co., Ltd. (Computers & Information)	74,000	211,807
Delta Electronics (Electrical Equipment)	143,000	300,009
Hon Hai Precision Industry Co., Ltd. (Parts & Components)	93,000	630,406
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	251,000	503,435
		1,930,003
Thailand — 1.2%
Siam Commercial Bank-Alien (Banks)	231,170	353,317
Turkey — 3.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	9,858	337,290
Arcelik AS (Home Construction, Furnishings & Appliances)	39,794	373,687
Turkiye Is Bankasi (Banks)	44,988	407,996
		1,118,973
Total Common Stocks (Cost $23,224,485)		27,993,169
Preferred Stock — 7.4%
Brazil — 4.3%
All America Latina Logistica SA (Transportation)	7,300	395,659
Banco Itau Holding Financeria SA — ADR (Commercial Banks)	16,594	505,287
Sadia SA (Beverages, Food & Tobacco)	126,000	421,519
		1,322,465
Russia — 1.9%
Transneft (Oil & Gas)	235	578,100

3

South Korea — 1.2%
Samsung Electronics Co., Ltd. — GDR (Diversified Electronics) (†)	1,281	$375,808
Total Preferred Stock (Cost $1,698,655)		2,276,373
Total Long Term Investments (Cost $24,923,140)		30,269,542

	Face Amount
Short Term Investments — 1.4%
Federal Home Loan Bank, 4.365%, due 02/22/06 (††)	$220,004	220,004
Federal Home Loan Mortgage Corporation, 4.426%, due 02/28/06 (††)	220,004	220,004
Total Short Term Investments (Cost $440,008)		440,008
Repurchase Agreements — 2.5%
Morgan Stanley & Co. Repurchase Agreement, 4.49%, due 02/01/06 (††)	398,771	398,771
Investors Bank & Trust Repurchase Agreement, 3.02%, due 02/01/06 in the amount of $362,595, issued 01/31/06 (collateralized by $354,139 par of SBA Pool #506482, 7.38%, due 05/25/28 with an aggregate market value of $380,692)	362,564	362,564
Total Repurchase Agreements (Cost $761,335)		761,335
Total Investments — 102.3% (Cost $26,124,483)		$31,470,885
Other Assets Less Liabilities — (2.3)%		(708,244)
Net Assets — 100.0%		$30,762,641

Summary of Abbreviations

ADR	—	American Depository Receipt
GDR	—	Global Depositary Receipt
SBA	—	Small Business Administration
(1)		See Note 2 to Financial Statements
(*)		Non-income producing security
(†)

All or a portion of this security was out on loan at January 31, 2005; the value of the securities loaned amounted to $806,993. The value of collateral amounted to $838,779 which consisted of cash equivalents.

(††)		Represents investments of security lending collateral.

See Notes to Financial Statements

4

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets

January 31, 2006 (unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.2%
Airlines	1.0
Automotive	5.3
Banks	20.8
Beverages, Food & Tobacco	2.4
Brewers	1.7
Building Materials	2.7
Chemicals	0.9
Commercial Banks	1.6
Computer Software & Processing	1.6
Computers & Information	1.6
Discount Stores	1.4
Diversified Electronics	4.8
Electric Utilities	0.9
Electrical Equipment	4.0
Entertainment & Leisure	1.1
Financial Services	1.0
Heavy Machinery	1.2
Home Construction, Furnishings & Appliances	4.8
Industrial Conglomerates	1.3
Insurance	1.7
Metals & Mining	2.2
National & Regional Food Chains	1.4
Oil & Gas	13.4
Parts & Components	3.5
Pharmaceuticals	1.3
Real Estate	1.2
Retailers	2.3
Telecommunications	1.0
Telephone Systems	10.1
Transportation	5.0
Total Investments	104.4
Other Assets Less Liabilities	(4.4)
Net Assets	100.0%

1

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Schedule of Investments

January 31, 2006 (unaudited)

	Shares	Value (1)
Long Term Investments — 97.3%
Common Stocks — 90.1%
Brazil — 3.9%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (National & Regional Food Chains)	460,700	$17,336,140
Embraer Aircraft Corp. — ADR (Aerospace & Defense)	361,540	14,696,601
Petroleo Brasileiro SA — ADR (Oil & Gas)	186,071	17,583,709
		49,616,450
Cayman Islands — 1.2%
ASM Pacific Technology Ltd. (Heavy Machinery)	2,633,500	14,974,232
Chile — 2.2%
Banco Santander — ADR (Banks)	310,394	15,473,141
Lan Airlines SA — Sponsored ADR (Airlines)	322,200	12,179,160
		27,652,301
Colombia — 1.0%
BanColombia SA — Sponsored ADR (Banks)	400,000	13,028,000
Egypt — 3.1%
Egyptian Mobile Phone Network (Telephone Systems)	395,000	13,765,620
Orascom Telecom Holding SAE — GDR (Telephone Systems)	390,021	25,820,113
		39,585,733
Hong Kong — 4.7%
China Merchants Holdings International Co., Ltd. (Transportation)	6,772,000	17,602,926
China Mobile HK Ltd. — ADR (Telephone Systems)	627,661	15,440,461
Datang International Power Generation Co., Ltd. (Electric Utilities)	15,500,000	11,995,121
Johnson Electric Holdings Ltd. (Electrical Equipment)	15,020,500	14,694,715
		59,733,223
Hungary — 1.3%
Gedeon Richter Rt. (Pharmaceuticals)	78,021	16,331,969
India — 11.7%
Bajaj Auto Ltd. (Automotive)	390,000	19,043,121
Bharat Heavy Electricals (Electrical Equipment)	570,990	23,249,111
Bharti Tele-Ventures Ltd. (Telephone Systems) (*)	2,463,208	19,837,286
Gujarat Ambuja Cements Ltd. (Building Materials)	9,100,000	18,240,790
HDFC Bank Ltd. — ADR (Banks)	237,697	14,128,710
ICICI Bank Ltd. (Banks)	581,000	8,051,731
ICICI Bank Ltd. — Sponsored ADR (Banks)	225,000	7,069,500
Reliance Industries Ltd. — GDR (Oil & Gas)	414,746	4,135,018

Reliance Industries Ltd. — Sponsored GDR (Oil & Gas)	444,746	$14,900,660
Satyam Computer Services Ltd. (Computer Software & Processing)	1,165,000	19,702,962
		148,358,889
Indonesia — 2.0%
Perusahaan Gas Negara PT (Oil & Gas)	13,800,000	12,238,018
PT Telekomunikasi Indonesia — Sponsored ADR (Telecommunications)	481,900	13,338,992
		25,577,010
Israel — 0.9%
Israel Chemicals Ltd. (Chemicals)	2,746,000	10,917,669
Malaysia — 2.7%
Malaysia International Shipping Corp. Berhad (Transportation)	4,806,000	12,507,490
Public Bank Berhad (Banks)	4,537,200	8,105,707
Resorts World Berhad (Entertainment & Leisure)	4,100,000	13,689,646
		34,302,843
Mexico — 7.6%
America Movil SA de CV, Series L — ADR (Telephone Systems)	672,000	22,666,560
Consorcio ARA SA de CV Series (Real Estate)	3,070,600	14,750,763
Controladora Comercial Mexicana SA de CV (Retailers)	7,655,300	13,492,746
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	5,391,540	12,859,749
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances) (*)	1,940,200	14,301,297
Wal-Mart de Mexico SA de CV — ADR (Discount Stores)	307,174	17,875,069
		95,946,184
Philippines — 1.2%
Philippine Long Distance Telephone Co. — Sponsored ADR (Telephone Systems)	408,915	14,635,068
Poland — 1.9%
Bank Pekao SA (Banks)	227,400	12,681,331
Polski Koncern Naftowy Orlen SA (Oil & Gas)	571,700	11,610,879
		24,292,210
Russia — 7.0%
Lukoil — Sponsored ADR (Oil & Gas)	364,102	27,926,623
OAO Gazprom — Sponsored ADR, Reg S (Oil & Gas) (†)	267,158	22,886,814
OAO Gazprom — Sponsored GDR Reg S (Oil & Gas) (†)	142,000	12,155,200
Sberbank of Russia (Banks)	16,898	25,178,020
		88,146,657
South Africa — 13.4%
Bidvest Group Ltd. (Industrial Conglomerates)	955,442	15,886,611
Impala Platinum Holdings Ltd. (Metals & Mining)	159,077	27,566,802
JD Group Ltd. (Home Construction, Furnishings & Appliances)	744,851	10,564,113
MTN Group Ltd. (Telephone Systems)	1,494,096	15,540,961
Pretoria Portland Cement Co., Ltd. (Building Materials)	299,415	16,512,965

SABMiller plc (Brewers)	1,045,300	$21,326,110
Sasol Ltd. (Oil & Gas)	585,070	23,897,544
Standard Bank Group Ltd. (Banks)	1,243,669	16,814,264
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	5,939,213	20,626,230
		168,735,600
South Korea — 13.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation) (*)	675,000	16,599,245
Hankook Tire Co., Ltd. (Automotive)	831,000	10,961,177
Hyundai Mobis (Automotive)	188,000	16,237,003
Hyundai Motor Co., Ltd. (Automotive)	228,800	20,660,500
Kookmin Bank — ADR (Banks) (*)	269,158	21,462,659
Samsung Electronics Co., Ltd. — GDR (Diversified Electronics) (†)	17,400	6,673,923
Samsung Electronics Co., Ltd. — GDR, Reg S (Diversified Electronics)	103,490	39,658,708
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	166,500	21,905,699
Shinsegae Co., Ltd. (Retailers)	28,600	15,072,518
		169,231,432
Taiwan — 6.2%
Acer Inc. (Computers & Information)	5,005,000	11,477,049
Advantech Co., Ltd. (Computers & Information)	3,105,585	8,888,995
Delta Electronics (Electrical Equipment)	6,330,168	13,280,475
Hon Hai Precision Industry Co., Ltd. (Parts & Components)	3,643,000	24,694,296
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	9,940,844	19,938,502
		78,279,317
Thailand — 1.2%
Siam Commercial Bank-Alien (Banks)	9,709,800	14,840,306
Turkey — 3.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	393,604	13,467,106
Arcelik AS (Home Construction, Furnishings & Appliances)	1,596,476	14,991,775
Turkiye Is Bankasi (Banks)	1,780,842	16,150,458
		44,609,339
Total Common Stocks (Cost $865,605,744)		1,138,794,432
Preferred Stock — 7.2%
Brazil — 4.2%
All America Latina Logistica SA (Transportation)	297,800	16,140,706
Banco Itau Holding Financeria SA — ADR (Commercial Banks) (†)	685,926	20,886,447
Sadia SA (Beverages, Food & Tobacco)	5,005,000	16,743,671
		53,770,824

Russia — 1.8%
Transneft (Oil & Gas)	9,200	$22,632,000
South Korea — 1.2%
Samsung Electronics Co., Ltd. — GDR (Diversified Electronics)	51,159	15,008,552
Total Preferred Stock (Cost $55,864,171)		91,411,376
Total Long Term Investments (Cost $921,469,915)		1,230,205,808

	Face Amount
Short Term Investments — 1.6%
Federal Home Loan Bank, 4.365%, due 02/22/06 (††)	$9,827,186	9,827,186
Federal Home Loan Mortgage Corporation, 4.426%, due 02/28/06 (††)	9,827,186	9,827,186
Total Short Term Investments (Cost $19,654,372)		19,654,372
Repurchase Agreements — 5.5%
Morgan Stanley & Co. Repurchase Agreement, 4.49%, due 02/01/06 (††)	17,812,419	17,812,419
Investors Bank & Trust Repurchase Agreement, 3.02%, due 02/01/06 in the amount of $52,056,822; issued 01/31/06 (collateralized by $54,478,104 par of FHLMC Ser. 2466, Class FV, 5.02%, due 03/15/32, FHLMC Ser. 2808, Class FK, 4.97%, due 06/15/34 and FHLMC #774972, 4.159%, due 04/01/34 with an aggregate market value of $54,655,079)	52,052,456	52,052,456
Total Repurchase Agreements (Cost $69,864,875)		69,864,875
Total Investments — 104.4% (Cost $1,010,989,162)		$1,319,725,055
Other Assets Less Liabilities — (4.4)%		(56,161,382)
Net Assets — 100.0%		$1,263,563,673

Summary of Abbreviations

ADR	—	American Depository Receipt
GDR	—	Global Depositary Receipt
(1)		See Note 2 to Financial Statements
(*)		Non-income producing security
(†)

All or a portion of this security was out on loan at January 31, 2006; the value of the securities loaned amounted to $35,752,124. The value of collateral amounted to $37,466,791 which consisted of cash equivalents.

(††)		Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2006 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, “Portfolio”), all of which were active as of January 31, 2006: International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); and Emerging Markets Portfolio (“Emerging Markets”). The investment objective of each Portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Institutional Emerging Markets and Emerging Markets Portfolios - to seek long-term capital appreciation through investments in equity securities of companies based in emerging  markets.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity launched the Investor Class Shares and converted existing shareholders to the Institutional Class. The Investor Class of International Equity commenced operations on September 30, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P. (“GELP”), a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class Shares and converted existing shareholders to the Institutional Class. The Investor Class of Global Equity has not yet commenced operations. Institutional Emerging Markets commenced operations on October 17, 2005. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Adviser”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the Portfolio securities held by each series of the Fund in accordance with the Investment Company Act of 1940, as amended (“1940 Act”). The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios securities when market quotations are not readily available.

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. If a significant event occurs after the close of trading in a security but before the calculation of the Fund’s net asset value and such significant event has a material impact on the Fund’s net asset value per share (i.e. more than $0.01 per share), then the security may be valued in accordance with the Procedures. As of January 31, 2006, there were no securities in the Fund which required valuation by the Board or its delegate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the fund is informed of such dividends). The Fund accretes discount or amortizes premium on a daily basis as adjustments to interest income and the cost of investments. The Fund uses the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

Distribution Plan

Quasar Distributors, LLC serves as the non-exclusive distributor of each class of the Company’s shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the

Investor Class shares of International Equity and Global Equity. Under the terms of the plan, each Portfolio compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Portfolio attributable to its class shares for distribution and related services.

Dividends to Shareholders

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of Portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

Security Lending

Each Portfolio is authorized to lend securities from its investment Portfolios to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earn either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, a Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board of Directors and are deemed by Harding Loevner to be of good financial standing. A Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with each Portfolio’s investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of a Portfolio unless otherwise required by law.

3. Investment Transactions

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at January 31, 2006, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost
International Equity	$130,853,494	$487,444	$130,366,050	$233,295,327
Global Equity	10,020,429	190,497	9,829,932	19,169,762
Institutional Emerging Markets	5,395,072	49,451	5,345,621	26,125,264
Emerging Markets	309,699,513	1,151,920	308,547,593	1,011,177,462

The unrealized appreciation (depreciation) on foreign currency for International Equity, Institutional Emerging Markets and Emerging Markets was $1,872, $1,062 and $(77,229), respectively, for the period ended January 31, 2006.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign Portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. As of January 31, 2006, the Portfolios had the following open foreign currency transactions to buy or sell currency on the spot markets:

Emerging Markets

Settlement Date	Purchase	In Exchange For (in U.S. dollars)	Net Unrealized Appreciation (Depreciation)
2/1/2006	14,262,882 HKD	$1,838,664	$(47)
2/2/2006	12,442,238 HKD	1,603,960	(207)
2/2/2006	217,761,653 HUF	1,049,692	(622)
2/2/2006	10,813,808,476 IDR	1,152,060	(1,782)
2/1/2006	29,031,734 ZAR	4,769,818	(61,156)
2/2/2006	7,958,699 ZAR	1,307,588	(8,008)
2/6/2006	6,574,774 ZAR	1,079,919	760
			$(71,062)

Settlement Date	Sale	In Exchange For (in U.S. dollars)	Net Unrealized Appreciation
2/1/2006	22,541,692 HKD	$2,905,906	$75

HKD	Hong Kong Dollar

HUF	Hungarian Forint
IDR	Indonesian Rupia
ZAR	S. African Rand

Institutional Emerging Markets

Settlement		In Exchange For	Net Unrealized
Date	Purchase	(in U.S. dollars)	Depreciation
2/1/2006	351,510 HKD	$45,314	$(1)
2/2/2006	143,797 HKD	18,537	(3)
2/1/2006	465,816 ZAR	76,532	(981)
			$(985)

Settlement		In Exchange For	Net Unrealized
Date	Sale	(in U.S. dollars)	Appreciation
2/1/2006	619,090 HKD	$79,808	$2

HKD	Hong Kong Dollar
ZAR	S. African Rand

5. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the International Equity, Global Equity, Institutional Emerging Markets and Emerging Markets are authorized to invest.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.
By	/s/ David R. Loevner
David R. Loevner, President
Date	March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities on the dates indicated.

By	/s/ David R. Loevner
David R. Loevner, President
Date	March 29, 2006
By	/s/ Richard Reiter
Richard Reiter, Treasurer and Chief Financial Officer
Date	March 29, 2006